Investment Strategy	Feb. 28, 2025
FM Compounders Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that, during normal market conditions, seeks to invest in 25-35 U.S. exchange-traded common stocks that are listed on U.S. national securities exchanges. From time to time, the Fund may hold a greater number of stocks.

The Fund holds common stocks of any market capitalization. Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities.

The Adviser is focused on companies that it expects to generate free cash flow and that it believes to possess durable competitive advantages; earn higher than average (among its peers) returns on capital; led by management teams that are economically aligned with shareholders; and have opportunities to reinvest excess cash flows at above-average rates of return compared to its peers (returns are measured by “Return on Invested Capital” (ROIC) or “Return on Capital Employed” (ROCE)).

While potential investments will primarily encompass compounders (i.e., highly resilient businesses that reliably generate and compound free cash flow), they may also include undervalued businesses (companies, often out of favor, that the Adviser believes are undervalued relative to their earnings power, cash flow, and/or tangible assets), and/or special situations (companies undergoing restructuring, refinancing, management changes, and/or comparable corporate actions that cause temporary disconnects between the share price and what the Adviser believes to be the company’s intrinsic value and potential cash flow). In many instances, the Adviser has found that an investment that originated as an undervalued or special situation turns out to be a compounder.

The Adviser identifies these companies through fundamental research conducted by the portfolio manager and the Adviser’s research team by focusing on what it believes to be (1) attractive expected return over a three-plus year period; (2) solid industry and business quality by conducting an assessment to exclude those companies facing significant potential drivers and threats to the durability of their competitive advantage and long-term growth prospects); (3) high quality management (including evaluating executive compensation and incentives); and (4) attractive financial characteristics (e.g., recurring revenue and high margins underpinning cash flow generation).

Once an investment opportunity is identified, the Adviser seeks to purchase shares at valuations that are favorable relative to the quality of the company’s business, its earnings, and the Adviser’s expectations for long-term growth in value-per-share. Generally, the Fund focuses on making long-term investments. However, the Adviser typically sells a security when: (1) a security no longer meets the Adviser’s investment criteria or the requirements of the Order (as defined below) or its Exchange listing requirements; (2) a portfolio company’s long-term earnings and reinvestment prospects deteriorate; (3) the Adviser loses confidence in the leadership and governance of a portfolio company; (4) a new security is judged to be comparatively more attractive than a current position; and/or (5) the valuation of a security appears excessively higher than the Adviser’s estimates of long-term value.

The Fund is non-diversified, which means that a meaningful portion of the Fund’s assets may be invested in the securities of a smaller number of companies and/or a more limited number of sectors than a diversified fund. Although the Fund normally holds a focused portfolio of equity securities, the Fund is not required to be fully invested in such securities and it is possible that the Fund will maintain a meaningful portion of its total assets in cash and cash equivalent securities (comprised exclusively of short-term U.S. Treasury securities, government money market funds, and repurchase agreements). Additionally, the Fund files its portfolio holdings with the SEC quarterly, and provides a verified intraday indicative value (VIIV), calculated and disseminated every second throughout the trading day.

The Fund is an actively managed, nontransparent ETF that does not seek to replicate the performance of a specified index. A primary difference for the Fund, compared to traditional ETFs, is that each broker-dealer or other financial intermediary that enters into an agreement with the Fund’s distributor to serve as authorized participant for the Fund (each, an “Authorized Participant”) establishes and maintains an account, through which it conducts creations and redemptions without knowing the identities of the securities purchased or sold in its account (a “Confidential Account”), with an agent selected by the Authorized Participant and approved by the Fund (an “AP Representative”). All creation and redemption activity, whether in-kind, partially in-kind, partially cash, or all cash, must be conducted by an Authorized Participant through a Confidential Account and an AP Representative. The Authorized Participants provide the Fund securities comprising a proportionate share of the Fund’s portfolio holdings in connection with each in-kind creation (the “Creation Basket”) and receive securities comprising a proportionate share of the Fund’s portfolio holdings in connection with each in-kind redemption (the “Redemption Basket”) but do not know the identity of the Fund’s Creation Basket or Redemption Basket.

Each day, the Fund or the Fund’s custodian transmits the Creation Basket to each AP Representative. Pursuant to a contract (the “Confidential Account Agreement”), the AP Representative is prohibited from disclosing the Creation Basket and the Redemption Basket to the Authorized Participant and cannot use the identity or weighting of the securities in the Creation Basket or the Redemption Basket for any purpose other than executing creations and redemptions. The Confidential Account enables Authorized Participants to transact in the underlying securities of the Creation Basket or the Redemption Basket through their AP Representatives and further enables Authorized Participants to engage in in-kind creation or redemption activity without knowing the identity or weighting of those securities or the composition of the Fund’s portfolio generally.

Like other ETFs, the Fund creates and redeems shares only through Authorized Participants and only in bundles of Shares (comprised of 5,000 shares or more in the case of the Fund) which are referred to as a “Creation Unit.” All orders to purchase or redeem Creation Units must be placed by or through an Authorized Participant that has entered into an authorized participant agreement (“AP Agreement”) with the Fund’s distributor, Northern Lights Distributors, LLC (the “Distributor”) using the Authorized Participant’s Confidential Account at the AP Representative.

The Fund operates in reliance on an exemptive order (the “Order”) from the Securities and Exchange Commission (the “SEC”), which limits the types of investments that the Fund may hold to those listed in the Fund’s application for the Order. Under the terms of the Order, the Fund is permitted to invest only in the following investments, which, if listed, must trade on a U.S. exchange contemporaneously with the Shares: ETFs, exchange-traded notes, exchange-listed common stocks, exchange-traded preferred stocks, exchange-traded ADRs, exchange-traded real estate investment trusts, exchange-traded commodity pools, exchange-traded metal trusts, exchange-traded currency trusts and U.S. exchange-traded futures for which the reference asset is one in which the Fund may invest directly or, in the case of an index future traded on a U.S. exchange, is based on an index, the components of which are a type of asset in which the Fund could invest directly; as well as cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements). The Fund’s investment strategies and practices, including those listed above, are subject to these limitations. The Adviser does not intend to invest in all of the types of instruments authorized by the Order. In that regard, the Fund is not expected to invest in futures contracts, exchange-traded commodity pools, exchange-traded metal trusts, exchange-traded notes, or exchange-traded currency trusts.

FM Focus Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that, during normal market conditions, seeks to invest in approximately 25-35 U.S. exchange-traded common stocks of companies that are listed on U.S. national securities exchanges and trade contemporaneously with the shares of the Fund (the “Shares”). From time to time, the Fund may hold a greater number of common stocks.

There is no targeted market capitalization for the common stocks held by the Fund. The Fund may also hold concentrated positions in common stocks, although the Fund’s guidelines provide that no single investment should generally be more than 10% of the Fund’s portfolio at acquisition (calculated based on initial cost and without regard to later appreciation).

The Adviser identifies investments for the Fund that it believes possess durable competitive advantages (i.e., business assets or abilities that provide superior long-term value to a company’s customers versus its competitors), earn higher than average returns on capital, treat shareholders like partners, and have opportunities to reinvest excess cash profits at above-average rates of return. The Adviser identifies these companies from those listed on U.S. national securities exchanges through fundamental research conducted by the portfolio manager and the Adviser’s research department focusing on (i) business quality (including an assessment of the potential drivers and threats to the durability of competitive advantage and long-term growth prospects), (ii) quality of management (including executive compensation and incentives), (iii) quality of earnings, and (iv) cash flow generation. Once an investment opportunity is identified, the Adviser seeks to purchase the shares at valuations that are favorable relative to the quality of the company’s business, its earnings, and the Adviser’s expectation for long-term growth in value-per-share. The Fund also expects to invest in short-term, U.S. government securities.

Generally, the Fund focuses on making long-term investments. However, the Adviser may sell a security, without limitation, when: 1) a security no longer meets the Adviser’s investment criteria or the requirements of the Order (as defined below) or its Exchange listing requirements; 2) a portfolio company’s long-term earnings and reinvestment prospects deteriorate; 3) the Adviser loses confidence in the leadership and governance of a portfolio company; 4) a new security is judged to be comparatively more attractive than a current position; and/or 5) the valuation of a security appears excessively higher than the Adviser’s estimates of long-term value. The Fund is authorized to invest solely in securities listed on U.S. exchanges. As a result, the portfolio is comprised primarily of issuers domiciled in the U.S., but it may include exchange-traded American Depositary Receipts (“ADRs”) registered with the SEC that trade contemporaneously with the Shares and holdings in other ETFs that provide exposure to foreign companies that have the same durable competitive advantages described above.

The Fund is non-diversified, which means that a meaningful portion of the Fund’s assets may be invested in the securities of a smaller number of companies and/or a more limited number of sectors than a diversified fund. Although the Fund normally holds a focused portfolio of equity securities, the Fund is not required to be fully invested in such securities and may maintain a meaningful portion of its total assets in cash and cash equivalent securities (comprised exclusively of short-term U.S. Treasury securities, government money market funds and repurchase agreements).

The Fund is an actively managed, nontransparent ETF that does not seek to replicate the performance of a specified index. A primary difference for the Fund, compared to traditional ETFs, is that each broker-dealer or other financial intermediary that enters into an agreement with the Fund’s distributor to serve as authorized participant for the Fund (each, an “Authorized Participant”) establishes and maintains an account through which it conducts creations and redemptions without knowing the identities of the securities purchased or sold in its account (a “Confidential Account”) with an agent selected by the Authorized Participant and approved by the Fund (an “AP Representative”). All creation and redemption activity, whether in-kind, partially in-kind, partially cash or all cash, must be conducted by an Authorized Participant through a Confidential Account and an AP Representative. The Authorized Participants provide the Fund securities comprising a proportionate share of the Fund’s portfolio holdings in connection with each in-kind creation (the “Creation Basket”) and receive securities comprising a proportionate share of the Fund’s portfolio holdings in connection with each in-kind redemption (the “Redemption Basket”) but do not know the identity of the Fund’s Creation Basket or Redemption Basket.

Each day, the Fund or the Fund’s custodian transmits the Creation Basket to each AP Representative. Pursuant to a contract (the “Confidential Account Agreement”), the AP Representative is prohibited from disclosing the Creation Basket and the Redemption Basket to the Authorized Participant and cannot use the identity or weighting of the securities in the Creation Basket or the Redemption Basket for any purpose other than executing creations and redemptions. The Confidential Account enables Authorized Participants to transact in the underlying securities of the Creation Basket or the Redemption Basket through their AP Representatives and further enables Authorized Participants to engage in in-kind creation or redemption activity without knowing the identity or weighting of those securities or the composition of the Fund’s portfolio generally.

Like other ETFs, the Fund creates and redeems Shares only through Authorized Participants and only in bundles of Shares (comprised of 5,000 shares or more in the case of the Fund) which are referred to as a “Creation Unit.” All orders to purchase or redeem Creation Units must be placed by or through an Authorized Participant that has entered into an authorized participant agreement (“AP Agreement”) with the Fund’s distributor, Northern Lights Distributors, LLC (the “Distributor”) using the Authorized Participant’s Confidential Account at the AP Representative.

The Fund operates in reliance on an exemptive order (the “Order”) from the Securities and Exchange Commission (the “SEC”), which limits the types of investments that the Fund may hold to those listed in the Fund’s application for the Order. Under the terms of the Order, the Fund is permitted to invest only in the following investments, which, if listed, must trade on a U.S. exchange contemporaneously with the Shares: ETFs, exchange-traded notes, exchange-listed common stocks, exchange-traded preferred stocks, exchange-traded ADRs, exchange-traded real estate investment trusts, exchange-traded commodity pools, exchange-traded metal trusts, exchange-traded currency trusts and U.S. exchange-traded futures for which the reference asset is one in which the Fund may invest directly or, in the case of an index future traded on a U.S. exchange, is based on an index, the components of which are a type of asset in which the Fund could invest directly; as well as cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements). The Fund’s investment strategies and practices, including those listed above, are subject to these limitations. The Adviser does not intend to invest in all of the types of instruments authorized by the Order. In that regard, the Fund is not expected to invest in futures contracts, exchange-traded commodity pools, exchange-traded metal trusts, exchange-traded notes or exchange-traded currency trusts.